Total revenue and income (Tables)	12 Months Ended
Dec. 31, 2022
Revenue and income [Abstract]
Total revenue and income	Total revenue and income

	For the year ended December 31,
	2022	2021	2020

Gross revenue from transaction activities and other services (i)	10,047,654	7,574,728	5,059,464
Gross financial income (ii)	6,438,774	3,587,823	2,193,961
Gross other financial income (iii)	288,333	162,944	145,055
Total gross revenue and income	16,774,761	11,325,495	7,398,480
Deductions from gross revenue from transactions activities and other services (iv)	(1,141,248)	(789,922)	(550,744)
Deductions from gross financial income (v)	(186,039)	(73,398)	(16,603)
Deductions from gross other financial income (vi)	(112,560)	(13,453)	(16,460)
Total deductions from gross revenue and income	(1,439,847)	(876,773)	(583,807)
Total revenue and income	15,334,914	10,448,722	6,814,673

(i)Includes mainly intermediation fee, membership fee and credit operations revenues.
(ii)Includes income from early payment of notes payable to third parties.
(iii)Includes (a) interest of financial investments and (b) gain on exchange variation.
(iv)Deductions consist of transactions taxes.
(v)Deductions consist of taxes on financial income.
(vi)Deductions consist of taxes on other financial income. Central Bank of Brasil Resolution n°33 of October 29, 2020, implemented in January 2022, established, among others, the treatment of financial income resulted from transactions with FIDC to be classified as financial investments and therefore subject to taxation of PIS and COFINS.